real estate joint ventures and investments in associates - Commitments and contingent liabilities (Details) - TELUS Sky real estate joint venture - CAD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
real estate joint ventures and investments in associates
Percentage of financing provided	33.333%
Construction financing amount	$ 282	$ 342
Three Canadian financial institutions
real estate joint ventures and investments in associates
Percentage of financing provided	66.667%